Shareholders' Equity	6 Months Ended
Jun. 30, 2022
Shareholders' Equity
Shareholders' Equity

NOTE 4 – Shareholders’ Equity

2020 Purchase Agreement and Registration Rights Agreement with Aspire Capital –

On June 30, 2020, the Company entered into a Purchase Agreement (“2020 Purchase Agreement”) with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $30.0 million of the Company’s ADS, with each ADS representing one hundred (100) ordinary shares, during a 30-month period beginning on the effective date of a registration statement related to the transaction. Concurrently with entering into the 2020 Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), the sale of the Company’s securities that have been and may be issued to Aspire Capital under the 2020 Purchase Agreement.

Under the 2020 Purchase Agreement, after the SEC declared effective the registration statement referred to above (which occurred in July 2020), on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 150,000 ADSs per business day and up to $30.0 million of the Company’s ADSs in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

●	the lowest sale price of the Company’s ADSs on the purchase date; or
●	the arithmetic average of the three (3) lowest closing sale prices for the ADSs during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction).

NOTE 4 – Shareholders’ Equity (cont.)

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount of 150,000 ADSs, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of ADSs equal to up to 30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs. The purchase price per share pursuant to such VWAP Purchase Notice is generally 97% of the volume-weighted average price for the Company’s ADSs traded on its principal market on the VWAP Purchase Date.

The Purchase Price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The 2020 Purchase Agreement provides that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s ADSs is less than $0.25. Additionally, governing law in the United Kingdom, where the Company is incorporated, requires a minimum payment per ADS to be issued pursuant to a purchase notice equal to the nominal value of an ADS (i.e., $0.0001). There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of sales of the Company’s ADSs to Aspire Capital. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

In accordance with ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock, since the ultimate floor price, which is effectively the nominal value of the ADS which was denominated in GBP at the time of entering into the 2020 Purchase Agreement prior to the 2020 Redenomination, the number of shares issuable under the contract was impacted by foreign currency, therefore ASC 815-40-15-7I precluded the Purchase Agreements from being indexed to the Company’s own stock. The Company determined that the right to sell shares to Aspire Capital under the Purchase Agreements represents a freestanding put option that met the criteria of a derivative pursuant to ASC 815 Derivatives and Hedging. Since the purchase price per share pursuant to the Purchase Agreements is at the market, the Company concluded that the put option has a fair value of zero, and therefore no additional accounting related to the put option was required.

In consideration for entering into the 2020 Purchase Agreement, the Company issued to Aspire Capital 40,760,900 ordinary shares of the Company (the “2020 Commitment Shares”) which had a fair value of approximately $900,000. Since the Company has determined that the 2020 Purchase Agreement was considered a freestanding put option derivative in accordance with ASC 815 Derivatives and Hedging when entering into the agreement, the Company recorded the value of the 2020 Commitment Shares in General and administrative expenses in the Consolidated Statements of Comprehensive Loss. The 2020 Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s securities during any time prior to the termination of the 2020 Purchase Agreement. Any proceeds the Company receives under the 2020 Purchase Agreement are expected to be used for working capital and general corporate purposes.

During the twelve months ended December 31, 2020, the Company sold to Aspire Capital 460,758,800 ordinary shares of the Company for gross proceeds of approximately $6,000,000. During the twelve months ended December 31, 2021, the Company sold to Aspire Capital 117,647,100 ordinary shares of the Company for gross proceeds of $2,000,001. As of June 30, 2022, approximately $22 million of the original purchase commitment of $30 million remains available under the facility.

NOTE 4 – Shareholders’ Equity (cont.)

2021 Private Placements - On July 7, 2021, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Praxis Trustees Limited as trustee of Sonic Healthcare Holding Company EFRBS which is beneficially owned by Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 7,947,529 ADSs in a private placement at $1.55 per ADS for aggregate gross proceeds of approximately $12.3 million, which subsequently closed (the “2021 Private Placements”). The Company also entered into a letter agreement with Paulson Investment Company, LLC to serve as the placement agent for the Company in connection with this offering. In connection with the offering, on July 16, 2021, the Company issued to the Placement Agent unregistered warrants to purchase a total of 398,384 ADSs at $2.32 per ADS (“July 2021 Warrants”). The July 2021 Warrants will expire five years from issuance and are immediately exercisable, subject to adjustment as set forth therein. Subject to certain conditions, the Company has the option to “call” the exercise of the warrants from time to time after any 10-consecutive trading day period during which the daily volume-weighted average price of the ADSs exceeds $3.00. The Company paid to the Placement Agent an aggregate of $993,000 in placement agent fees and expenses. The July 2021 Warrants may be exercised on a cashless basis if nine months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of the July 2021 Warrants issued in connection with the 2021 Private Placements amounted to 398,384, all of which were outstanding as of June 30, 2022.

December 2021 Registered Direct Offering - On December 29, 2021, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 4,311,019 ADSs in a registered direct offering (“December 2021 Registered Direct Offering”) at $1.40 per ADS for aggregate gross proceeds of approximately $6 million which closed on January 4, 2022. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the December 2021 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 2,155,507 ADSs at $1.65 per ADS (“December 2021 Investor Warrants”). The December 2021 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. The Company paid to the Placement Agent an aggregate of $542,834 in placement agent fees and expenses and issued registered warrants to the Placement Agent to purchase an aggregate of 172,441 ADS (“December 2021 Placement Warrants”) on the same terms as the December 2021 Investor Warrants, except that the December 2021 Placement Agent Warrants are exercisable at $1.75 per ADS. Both the December 2021 Investor Warrants and the December 2021 Placement Agent Warrants (together the “December 2021 Warrants”) may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of December 2021 Warrants issued in connection with this registered direct offering amounted to 2,327,948, all of which were outstanding as of June 30, 2022.

NOTE 4 – Shareholders’ Equity (cont.)

March 2022 Registered Direct Offering - On March 10, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 7,440,833 ADSs in a registered direct offering (“March 2022 Registered Direct Offering”) at $1.20 per ADS for aggregate gross proceeds of approximately $8.9 million. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the March 2022 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 3,720,409 ADSs at $1.40 per ADS (“March 2022 Investor Warrants”). The March 2022 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. The Company paid to the Placement Agent an aggregate of $774,320 in placement agent fees and expenses and issued registered warrants to the Placement Agent to purchase an aggregate of 297,633 ADS (“March 2022 Placement Agent Warrants”) on the same terms as the March 2022 Investor Warrants, except that the March 2022 Placement Agent Warrants are exercisable at $1.50 per ADS. Both the March 2022 Investor Warrants and the March 2022 Placement Agent Warrants (together the “March 2022 Warrants”) may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of March 2022 Warrants issued in connection with this registered direct offering amounted to 4,018,042, all of which were outstanding as of June 30, 2022.

Warrants issued in 2021 and 2022

The Company accounts for warrants issued to investors and a placement agent after December 8, 2020 as Additional paid-in capital within Shareholders’ equity on the Consolidated Balance Sheets and measured their fair values at their grant date with no subsequently re-measuring at each reporting period.

The Company has determined that, at the time of their issuance, the July 2021 Warrants, the December 2021 Warrants as well as the March 2022 Warrants met the requirements for classification as equity under ASC 815-40-25. The costs directly attributable to realizing proceeds of issuing ADSs such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors are recognized in Additional paid-in capital of the Shareholders’ Equity on the Consolidated Balance Sheets in accordance with ASC 814-40. At July 16, 2021, the fair value of the July 2021 Warrants was $231,063 and was recorded within Additional paid-in capital of Shareholders’ Equity. At January 4, 2022, the fair value of the December 2021 Warrants was $2,605,577 and was recorded within Additional paid-in capital of Shareholders’ Equity. At March 10, 2022, the fair value of the March 2022 Warrants was $3,693,622 and was recorded within Additional paid-in capital of Shareholders’ Equity.

Below are the assumptions used for the fair value calculations of the warrants issued in 2021:

July 16,
2021
Standard deviation	110.00%
Annual risk-free interest rate	0.79%
Required return on equity	17.00%
Expected life in years	4.98
Annual turnover rate	0.00%
Period risk-free rate	0.07%

NOTE 4 – Shareholders’ Equity (cont.)

Below are the assumptions used for the fair value calculations of the warrants issued in 2022:

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life	5.0	5.0

		Balance	Warrants	Balance	Warrants	Balance
	Exercise	December 31,	Issued	December 31,	Issued	June 30,
Description	Price	2020	in 2021	2021	in 2022	2022
2019 Investor Warrants	$3.00	1,184,213	-	1,184,213	-	1,184,213
2019 Placement Warrants	$2.85	177,629	-	177,629	-	177,629
2020 Investor Warrants	$2.20	2,797,636	-	2,797,636	-	2,797,636
2020 Placement Warrants	$2.55	449,623	-	449,623	-	449,623
July 2021 Placement Agent Warrants	$2.32	-	398,384	398,384	-	398,384
December 2021 Investor Warrants	$1.65	-	-	-	2,155,507	2,155,507
December 2021 Placement Agent Warrants	$1.75	-	-	-	172,441	172,441
March 2022 Investor Warrants	$1.40	-	-	-	3,720,409	3,720,409
March 2022 Placement Agent Warrants	$1.50	-	-	-	297,633	297,633
		4,609,101	398,384	5,007,485	6,345,990	11,353,475

Share Based Compensation

Share option plan

In accordance with the Company’s 2014 Equity Incentive Plan (the “Plan”), the number of shares that may be issued upon exercise of options under the Plan shall not exceed 890,000,000 ordinary shares. At June 30, 2022, 510,188,415 ordinary shares are available for future issuance under the Plan. The option plan is administered by the Company’s Board of Directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s ordinary shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2022:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2022	142,949,035	$0.07		6.8	-
Changes during the period:
Granted	253,134,400	$0.01	0.01	9.7	-
Forfeited	16,271,850	$0.32	0.21	3.2	-
Options outstanding at June 30, 2022	379,811,585	$0.02		8.7	-
Exercisable options at June 30, 2022	93,802,185	$0.05		6.2	-

NOTE 4 – Shareholders’ Equity (cont.)

The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognizes compensation expense in general administrative and research and development expenses within its unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of peer companies. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments which are settled in ordinary shares as equity-classified awards.

The Company measures equity-classified awards at their grant date fair value and does not subsequently re-measure them. Compensation costs related to equity-classified awards generally are equal to the grant date fair value of the award amortized over the vesting period of the award. Estimates of fair values are not intended to predict actual future events or the reasonableness of the original estimates of fair value made by the Company.

Below are the assumptions used for the options granted during the six months ended June 30, 2022:

June 30,
2022
Expected dividend yield	0%
Expected volatility	72.8 - 90.4%
Risk-free interest	1.5% - 3.1%
Expected life	5.5-6.3 years

The following is a summary of the Company’s share options granted separated into ranges of exercise price as of June 30, 2022:

						Weighted
					Remaining	average
		Weighted			contractual	exercise
		average	Weighted		life (years	price ($
Exercise		remaining	average		for	for
price	Options	contractual	exercise	Options	exercisable	exercisable
(range) ($)	outstanding	life (years)	price ($)	exercisable	options)	options)
0.01	244,634,400	9.7	0.01	-	-	-
0.02	101,950,000	7.7	0.02	60,575,000	7.1	0.02
0.03-0.05	14,450,000	5.2	0.04	14,450,000	5.2	0.04
0.12-0.32	18,777,185	3.8	0.16	18,777,185	3.8	0.16
	379,811,585			93,802,185

Restricted Stock Units

Restricted stock units (RSUs) are stock-based awards granted to recipients with specified vesting provisions. In the case of RSUs, common stock is generally delivered on or following satisfaction of vesting conditions. The Company issues RSUs to management that vest solely based on the recipient’s continued service over time, primarily with a two-year vesting. For these RSUs, the Company recognizes the cost as compensation expense on a straight-line basis.

NOTE 4 – Shareholders’ Equity (cont.)

The Company estimates the fair value of its time-based RSUs on the date of grant based on the Company’s closing stock price at the time of grant.

The following tables summarize the activity of the Company’s unvested RSUs for the six months ended June 30, 2022:

Weighted
average
		grant date	Intrinsic
	Shares/	fair value	value
	Units	per share	per share
Outstanding as of January 1, 2022	-	-
Changes during the period:
Granted	21,475,400	$0.01
Vested	-	-
Forfeited	-	-
Outstanding at June 30, 2022	21,475,400	$253,410	$214,754

During the three months ended June 30, 2022 and 2021, the Company recorded approximately $122,856 and $82,102, respectively, in stock-based compensation expenses for employees and directors. During the six months ended June 30, 2022 and 2021, the Company recorded approximately $221,692 and $166,994, respectively, in stock-based compensation expenses for employees and directors. At June 30, 2022, there was approximately $2,619,879 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over a weighted average of 3.5 years.